Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 426,719	$ 395,309	$ 336,218
Less Accumulated depreciation	209,939	191,309	126,499
Property and equipment, net	216,780	204,000	209,719
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	269,852	238,442	179,351
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 156,867	$ 156,867	$ 156,867